Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	$ 2,168	$ 4,147
Accruing 60-89 Days Past Due	1,382	896
Greater Than 90 Days	1	0
Nonaccrual	40,955	28,526	68,284
Current	1,181,575	1,174,505
Total Financing Receivables	1,226,081	1,208,074
Construction and land development [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	7	6
Accruing 60-89 Days Past Due	0	215
Greater Than 90 Days	0	0
Nonaccrual	1,342	2,227
Current	59,387	46,736
Total Financing Receivables	60,736	49,184
Commercial real estate [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	832	836
Accruing 60-89 Days Past Due	5	0
Greater Than 90 Days	0	0
Nonaccrual	17,234	13,120
Current	468,757	494,397
Total Financing Receivables	486,828	508,353
Residential real estate [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	1,179	2,979
Accruing 60-89 Days Past Due	1,377	607
Greater Than 90 Days	1	0
Nonaccrual	22,099	12,555
Current	544,675	530,105
Total Financing Receivables	569,331	546,246
Commercial and financial [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	41	80
Accruing 60-89 Days Past Due	0	0
Greater Than 90 Days	0	0
Nonaccrual	0	16
Current	61,862	53,009
Total Financing Receivables	61,903	53,105
Consumer Loan [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	109	246
Accruing 60-89 Days Past Due	0	74
Greater Than 90 Days	0	0
Nonaccrual	280	608
Current	46,541	49,683
Total Financing Receivables	47,283	50,611
Other [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	0	0
Accruing 60-89 Days Past Due	0	0
Greater Than 90 Days	0	0
Nonaccrual	0	0
Current	353	575
Total Financing Receivables	$ 353	$ 575